Inventories - Type of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories
Raw material	$ 61,098	$ 27,035
Production supplies	77,810	68,426
Products-in-progress	744,217	590,946
Finished product	891,469	1,097,874
Total	$ 1,774,594	$ 1,784,281